Securities and Exchange Commission
Washington, DC 20549
Rule 23c-2 Notice of Intention to
Redeem Securities

of

Tortoise Energy Infrastructure Corporation
11550 Ash Street, Suite 300
Leawood, Kansas 66211
(913) 981-1020

under the

Investment Company Act of 1940

Securities Act File No.  333-165006
Investment Company Act File No. 811-21462

(1)           Title of the class of securities of Tortoise Energy Infrastructure Corporation (the “Company”) intended to be redeemed:

Series C Mandatory Redeemable Preferred Shares, liquidation preference $10.00 per share (CUSIP: 89147L803) (the “Series C MRP Shares”).

(2)           Date on which the securities are intended to be redeemed:

The Series C MRP Shares are intended to be redeemed on or about January 8, 2016 (the “Redemption Date”).

(3)           Applicable provisions of the governing instrument pursuant to which the securities are intended to be redeemed:

The Series C MRP Shares are intended to be redeemed pursuant to Section 3 of the Company’s Articles Supplementary creating and fixing the rights of the Series C MRP Shares, dated June 23, 2014.

(4)           The principal amount or number of shares and the basis upon which the securities intended to be redeemed are to be selected:

The current intention of the Company is that it will redeem all of the outstanding Series C MRP Shares, representing an aggregate liquidation preference amount of $50,000,000, at a total redemption price of $50,202,990.00 and a redemption price per share of $10.040598.  The redemption price per share is equal to $10.00, plus (i) accrued dividends of $0.040598, calculated using the current dividend rate of 3.95% accrued to the Redemption Date.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, duly authorized in the State of Maryland, on this 9th day of December, 2015.

TORTOISE ENERGY INFRASTRUCTURE CORPORATION

Dated: December 9, 2015	By:	/s/ P. Bradley Adams
Name: P. Bradley Adams
Title: Chief Executive Officer